Deferred income tax - Deferred income tax assets - net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax
Deferred income tax assets	¥ 45,765	¥ 31,372
Deferred income tax liabilities	(285)	(13,377)
Deferred income tax assets - net	45,480	17,995	¥ 7,071
After more than 12 months
Deferred income tax
Deferred income tax assets	45,765	31,363
Deferred income tax liabilities	¥ (285)	(12,107)
Within 1 year
Deferred income tax
Deferred income tax assets		9
Deferred income tax liabilities		¥ (1,270)